Borrowings and Other Financings (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Long Term Borrowings

The following table sets forth total long-term borrowings as of December 31:

(Amounts in millions)	2011	2010
1.6% Notes (Japanese Yen), due 2011	$—	$702
5.65% Senior Notes, due 2012 (1)	222	222
5.75% Senior Notes, due 2014 (1)	600	600
4.59% Senior Notes, due 2015 (2)	147	151
4.95% Senior Notes, due 2015 (1)	350	350
8.625% Senior Notes, due 2016 (1)	300	299
6.52% Senior Notes, due 2018 (1)	600	600
5.68% Senior Notes, due 2020 (2)	270	277
7.70% Senior Notes, due 2020 (1)	400	400
7.20% Senior Notes, due 2021 (1)	399	399
7.625% Senior Notes, due 2021 (1)	400	—
Floating Rate Junior Notes, due 2021 (3)	143	—
6.50% Senior Notes, due 2034 (1)	297	297
6.15% Junior Notes, due 2066	598	598
Mandatorily redeemable preferred stock	—	57

Total	$4,726	$4,952

(1)

We have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.

(2)	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. (“Genworth Canada”).
(3)	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.

Schedule Of Non-Recourse Funding Obligations Of Special Purpose Consolidated Captive Insurance Subsidiaries

The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

(Amounts in millions)
Issuance	2011	2010
River Lake Insurance Company (a), due 2033	$570	$570
River Lake Insurance Company (b), due 2033	500	500
River Lake Insurance Company II (a), due 2035	192	300
River Lake Insurance Company II (b), due 2035	520	550
River Lake Insurance Company III (a), due 2036	411	430
River Lake Insurance Company III (b), due 2036	240	250
River Lake Insurance Company IV Limited (b), due 2028	508	522
Rivermount Insurance Company I (a), due 2050	315	315

Total	$3,256	$3,437

(a)	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
(b)	Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

Principal Amounts Of Long-Term Debt Including Senior Notes And Non-Recourse Funding By Maturity

Principal amounts under our long-term borrowings (including senior notes) and non-recourse funding obligations by maturity were as follows as of December 31, 2011:

(Amounts in millions)	Amount
2012	$222
2013	—
2014	600
2015	497
2016 and thereafter (1)	6,669

Total	$7,988

(1)	Repayment of $3.3 billion of our non-recourse funding obligations requires regulatory approval.